Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2024 and 2023 consisted of the following:

	As of December 31,
Intangible Assets	2024	2023
Land use rights, costs	$966,853	$994,008
Patent, costs	4,932	5,070
Accumulated amortization	(270,631)	(257,845)
Total intangible assets, net	$701,154	$741,233

The land use rights represents the Company’s land use rights of plant in Taian City, Shandong Province of the PRC, which had been pledged to secure the Company’s banking facilities granted to the Company as of December 31, 2024 and 2023. The carrying values of the pledged land use rights to secure bank loans by the Company are shown in Note 11.

Amortization expense was $20,116, $20,442 and $21,511 for the years ended December 31, 2024, 2023 and 2022, respectively.

The following table sets forth the Company’s amortization expenses for the five years after the years ending December 31 of the following years:

For the year ended December 31,	Amount
USD
2025	$19,830
2026	19,830
2027	19,830
2028	19,830
2029	19,830
Thereafter	602,004
Subtotal	$701,154